Issued Capital - Summary of Inputs Used (Details) - $ / shares	Dec. 02, 2021	Nov. 20, 2020	Aug. 28, 2020
Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate		0.30%
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			$ 0.04
Share Options | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at date of issue	$ 0.125
Exercise price	$ 0.2014
Bionomics share volatility	85.53%
Risk free interest rate	0.413%
Share Options 1 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at date of issue	$ 0.125
Exercise price	$ 0.0965
Bionomics share volatility	85.53%
Risk free interest rate	0.413%